Financial Information by Business Segment (Details) $ in Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($) [1]	Jun. 30, 2015 USD ($) [1]	Mar. 31, 2015 USD ($) [1]	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($) [1]	Jun. 30, 2014 USD ($) [1]	Mar. 31, 2014 USD ($) [1]	Dec. 31, 2015 USD ($) business_segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reporting segments | business_segment											3
Operating revenues	$ 136,088	[1]	$ 143,621	$ 112,894	$ 109,539	$ 129,398	[1]	$ 79,128	$ 91,940	$ 90,477	$ 502,141	$ 390,942	$ 88,687
Operating expenses	480,329	[1]	160,295	159,065	140,619	118,118	[1]	91,453	67,522	124,272	940,308	401,364	116,567
Operating loss	(344,241)	[1]	$ (16,674)	$ (46,171)	$ (31,080)	11,280	[1]	$ (12,325)	$ 24,418	$ (33,795)	(438,167)	(10,422)	(27,880)
Segment assets	3,970,531					3,527,949					3,970,531	3,527,949
Goodwill	39,142					334,050					39,142	334,050
Depreciation, depletion and amortization											322,784	156,270	32,815
Capital expenditures for segment assets											1,246,274	970,274	465,387
Exploration and Production
Segment Reporting Information [Line Items]
Goodwill	0					294,908					0	294,908	0
Operating Segments | Exploration and Production
Segment Reporting Information [Line Items]
Operating revenues											452,962	385,438	88,604
Operating expenses											944,117	356,019	111,047
Operating loss											(491,155)	29,419	(22,443)
Segment assets	3,004,226					2,935,814					3,004,226	2,935,814
Goodwill	0					294,908					0	294,908
Depreciation, depletion and amortization											308,194	151,900	31,467
Capital expenditures for segment assets											869,134	693,129	406,179
Operating Segments | Rice Midstream Holdings
Segment Reporting Information [Line Items]
Operating revenues											27,364	852	0
Operating expenses											13,671	10,126	229
Operating loss											13,693	(9,274)	(229)
Segment assets	300,148					149,044					300,148	149,044
Goodwill	0					0					0	0
Depreciation, depletion and amortization											2,786	205	158
Capital expenditures for segment assets											156,013	107,319	14,964
Operating Segments | Rice Midstream Partners
Segment Reporting Information [Line Items]
Operating revenues											114,459	6,448	498
Operating expenses											52,423	37,015	5,706
Operating loss											62,036	(30,567)	(5,208)
Segment assets	689,790					443,091					689,790	443,091
Goodwill	39,142					39,142					39,142	39,142
Depreciation, depletion and amortization											16,399	4,165	1,190
Capital expenditures for segment assets											248,463	169,826	44,244
Elimination of Intersegment Transactions
Segment Reporting Information [Line Items]
Operating revenues											(92,644)	(1,796)	(415)
Operating expenses											(69,903)	(1,796)	(415)
Operating loss											(22,741)	0	0
Segment assets	(23,633)					0					(23,633)	0
Goodwill	$ 0					$ 0					0	0
Depreciation, depletion and amortization											(4,595)	0	0
Capital expenditures for segment assets											$ (27,336)	$ 0	$ 0

[1]	The sum of quarterly data in some cases may not equal the yearly total due to rounding.